Share Capital	12 Months Ended
Jun. 30, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital
Share Capital

Authorised share capital:	2018 £’000	2017 £’000
60,000,000 ordinary shares of £0.02 each	1,200	1,200

Allotted, called up and fully paid:	2018 No.	£’000	2017 No.	£’000
Class A ordinary shares	4,703,980	94	4,703,980	94
Class B ordinary shares	28,822,625	576	28,822,625	576
Class C ordinary shares	16,277,540	326	16,277,540	326
Ordinary shares of £0.02 each	49,804,145	996	49,804,145	996

No new shares were issued in the years ended 30 June 2018 and 30 June 2017.